Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill.
Goodwill

(D.2)   Goodwill

y Goodwill and Intangible Asset Impairment Testing

The annual goodwill impairment test is performed at the level of our operating segments, since there are no lower levels in SAP at which goodwill is monitored for internal management purposes.

In general, the test is performed at the same time (at the beginning of the fourth quarter) for all operating segments.

In making impairment assessments for our goodwill and intangible assets, the outcome of these tests is highly dependent on management’s assumptions regarding future cash flow projections and economic risks, which require significant judgment and assumptions about future developments. They can be affected by a variety of factors, including:

-   Changes in business strategy

-   Internal forecasts

-   Estimation of weighted-average cost of capital

Changes to the assumptions underlying our goodwill and intangible assets impairment assessments could require material adjustments to the carrying amount of our recognized goodwill and intangible assets as well as the amounts of impairment charges recognized in profit or loss.

The outcome of goodwill impairment tests may also depend on the allocation of goodwill to our operating segments. This allocation involves judgment as it is based on our estimates regarding which operating segments are expected to benefit from the synergies of business combinations.

Changes in our segment structure result in the reallocation of goodwill with the reallocated goodwill being calculated based on relative values (if a direct allocation is not possible).

Goodwill

€ millions
Historical cost
1/1/2022	31,190
Foreign currency exchange differences	1,526
Additions from business combinations	560
Retirements/disposals	-95
12/31/2022	33,181
Foreign currency exchange differences	-849
Additions from business combinations	867
Retirements/disposals	-4,008
12/31/2023	29,191

Accumulated amortization
1/1/2022	102
Foreign currency exchange differences	2
12/31/2022	104
Foreign currency exchange differences	-1
12/31/2023	103

Carrying amount
12/31/2022	33,077
12/31/2023	29,088

For more information about our segments and the changes in 2023, see Note (C.1).

Throughout 2023, we have - through a qualitative and quantitative analysis - been continuously monitoring whether triggering events exist.

We did not identify any triggering events that would indicate or cause the carrying amount of goodwill to exceed the recoverable amount.

For impairment testing purposes, the carrying amount of goodwill is allocated to the operating segments expected to benefit from goodwill as follows:

Goodwill by Operating Segment

€ millions	Applications,	Qualtrics[1]	Emarsys	Taulia[2]	Business Network	Sustainability	Total
	Technology & Services
12/31/2022	27,221	4,083	395	294	1,052	32	33,077
12/31/2023	27,392	0	395	296	976	29	29,088

[1] The Qualtrics segment was dissolved after the divestiture of SAP's share in Qualtrics International Inc.

[2] Taulia goodwill opening balance was adjusted by €28 million in 2023.

Due to the dissolution of the SAP Signavio segment at the beginning of 2023 (for more information, see Note (C.1)), the SAP Signavio goodwill (€410 million) was moved to the Applications, Technology & Services segment. Given the close proximity to the 2022 annual goodwill impairment test and the significant headroom, no formal impairment test was performed on the reallocation date of the SAP Signavio segment.

Based on the expected synergies, the goodwill added through the acquisition of LeanIX (€867 million) was provisionally allocated to the Applications, Technology & Services segment on December 31. As the initial accounting for the LeanIX business combination is incomplete (for more information, see Note (D.1)), the allocation is provisional. The goodwill impairment test for the Applications, Technology & Services segment on October 1 resulted in a headroom that is significantly higher than the portion of the goodwill that – at the end of December – was allocated to the segment. Thus, there is no impairment risk resulting from the allocation of the LeanIX goodwill.

Goodwill Impairment Test

The key assumptions on which management based its cash flow projections for the period covered by the underlying business plans are as follows:

Key Assumption	Basis for Determining Values Assigned to Key Assumption
Budgeted revenue growth

Revenue growth rate achieved in the current year, adjusted for an expected increase in SAP’s addressable cloud and database markets; expected growth in the established software applications and analytics markets. Values assigned reflect our past experience and our expectations regarding an increase in the addressable markets.

Budgeted operating margin

Operating margin budgeted for a given budget period equals the operating margin achieved in the current year, increased by expected efficiency gains. Values assigned reflect past experience, except for efficiency gains.

Discount rates	Our estimated cash flow projections are discounted to present value using discount rates (after-tax rates). Discount rates are based on the weighted average cost of capital (WACC) approach.
Terminal growth rate

Our estimated cash flow projections for periods beyond the business plan were extrapolated using segment-specific terminal growth rates. These growth rates do not exceed the long-term average growth rates for the markets in which our segments operate.

Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications,		Emarsys		Taulia		Business Network		Sustainability
	Technology & Services[1]
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Budgeted revenue growth (average of the budgeted period)	12.8	11.4	13.3	13.9	22.3	24.8	12.7	14.0	31.5	34.6
After-tax discount rate	11.9	11.1	12.3	11.7	11.0	11.3	12.5	11.9	11.7	10.9
Terminal growth rate	3.0	3.0	3.0	3.0	3.0	3.0	3.0	3.0	3.0	3.0
Detailed planning period (in years)	5	5	12	12	13	13	10	10	12	12

[1] The 2022 figures relate to the Applications, Technology & Support segment without the reallocation of the SAP Signavio segment.

On October 1, 2023, we performed a goodwill impairment test for the operating segments.

Applications, Technology & Services Segment

For more information about our 2023 segment changes, see Note (C.1).

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 34.5% (2022: 27.8%) was used in the valuation).

We believe that no reasonably possible change in any of the above key assumptions would cause the carrying amount of our Applications, Technology & Services segment to exceed the recoverable amount.

Emarsys Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 33.2% (2022: 29.4)% was used in the valuation).

Given the fact that the Emarsys segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €618 million (2022: €513 million).

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

		Emarsys
	2023	2022
Budgeted revenue growth (change in pp)	-2.5	-2.0
Target operating margin at the end of the budgeted period (change in pp)	-21	-16

Taulia Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 26.5% (2022: 24.9)% was used in the valuation).

Given the fact that the Taulia segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €567 million (2022: €366 million).

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

		Taulia
	2023	2022
Budgeted revenue growth (change in pp)	-1.6	-1.1
Target operating margin at the end of the budgeted period (change in pp)	-15	-11
After-tax discount rate	5.8	3.4

Business Network Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 25.2% (2022: 24.2)% was used in the valuation).

Given the fact that the Business Network segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €2,719 million (2022: €2,821 million).

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

		Business Network
	2023	2022
Budgeted revenue growth (change in pp)	-3.0	-2.8
Target operating margin at the end of the budgeted period (change in pp)	-19	-19

Sustainability Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 26.9% (2022: 26.2)% was used in the valuation).

Given the fact that the Sustainability segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €246 million (2022: €112 million).

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

		Sustainability
	2023	2022
Budgeted revenue growth (change in pp)	-2.1	-1.4
Target operating margin at the end of the budgeted period (change in pp)	-19	-13
After-tax discount rate	8.3	3.9